EQUITY - Capital increase (Details) R$ in Thousands	Apr. 16, 2024 BRL (R$) shares	Feb. 28, 2023 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Mar. 21, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$)
EQUITY
Increase in capital through capitalization of Retained earnings | R$	R$ 4,057,882	R$ 966,162
Number of shares authorized through capitalization of retained earnings	351,413,410	83,669,860
Ratio of capital increase bonus issued	0.2	0.05
Equity | R$	R$ 24,273,225		R$ 58,173,786	R$ 49,238,863	R$ 20,215,343	R$ 46,298,193	R$ 42,815,649
Shares subscribed and paid up	2,108,480,460		2,078,805,560	1,757,067,050	1,757,067,050	1,673,397,190
Common shares
EQUITY
Number of shares authorized through capitalization of retained earnings	120,105,288	28,596,497
Shares subscribed and paid up	720,631,730		719,956,830	600,526,442	600,526,442	571,929,945
Preferred shares
EQUITY
Number of shares authorized through capitalization of retained earnings	231,308,122	55,073,363
Shares subscribed and paid up	1,387,848,730		1,358,848,730	1,156,540,608	1,156,540,608	1,101,467,245